Lease liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of Lease liabilities [Abstract]
Disclosure lease liabilities

	December 31,
	2019	2018 (Restated)
Aircraft	11,686,481	8,582,974
Engine and simulators	347,911	254,227
Property	60,648	65,151
Vehicles	7,615	14,668
Equipments	3,089	2,726
Transports	877	—

	12,106,621	8,919,746

Current liability	1,585,233	1,237,909

Non-current liability	10,521,388	7,681,837

Disclosure of reconciliation of liabilities arising from financing activities
The movement schedule for lease liabilities are as follows:

	Weighted average rate (p.a.)	December 31, 2018 (Restated)	Additions	Payments	Interest Accrual	Disposals	Foreign Exchange	December 31, 2019
Right - of - use leases without purchase option
Aircraft and engines	8.20%	7,725,397	4,153,314	(1,865,472)	726,613	(24,775)	331,057	11,046,134

Others	7.64%	82,545	22,888	(39,008)	8,628	(279)	(2,544)	72,230

Right - of - use leases with purchase option	6.15%	1,111,804	32,188	(269,988)	70,767	—	43,486	988,257

Total		8,919,746	4,208,390	(2,174,468)	806,008	(25,054)	371,999	12,106,621

Summary of lease repayment period
The leases have an average repayment (in years) are as follows:

	December 31,
	2019	2018 (Restated)
Aircraft and engines
Right-of-use leases without purchase option	8.26	7.33
Right-of-use leases with purchase option	4.24	5.22

Schedule of future minimum payments and the present value of the minimum leasing liabilities
The future minimum payments and the present value of the minimum leas
e
 liabilities are as follows:

	December 31,
	2019	2018
2019	—	1,957,371
2020	2,481,457	1,828,394
2021	2,335,363	1,726,072
2022	2,406,701	1,798,733
2023	1,875,308	1,293,654
2024	1,560,055	992,525
After 2024	5,580,166	2,324,962

Minimum lease payments	16,239,050	11,921,711
Financial expenses	(4,132,429)	(3,001,965)

Net present value of minimum lease payments	12,106,621	8,919,746

Schedule of amounts recognized in statement of net income loss
The following are the amounts recognized in statement of net income (loss):

	Consolidated
	2019	2018 (Restated)	2017 (Restated)
Depreciation expense of right-of-use assets	(1,034,823)	(973,084)	(790,737)
Interest expense on lease liabilities	(806,008)	(625,906)	(556,781)
Finance income on lease receivalbes	29,695	33,129	33,467
Expense relating to short-term leases	(79,855)	(34,434)	(35,619)

Total amount recognized	(1,890,991)	(1,600,295)	(1,349,670)